Summary of Significant Accounting Policies - Revenue Recognition (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue
Sales rebates	$ 0	$ 0	$ 0
Net revenues	21,712,720	30,318,816	31,976,268
PRC
Disaggregation of Revenue
Net revenues	1,161,572	3,171,639	11,656,321
USA
Disaggregation of Revenue
Net revenues	19,841,872	26,038,523	17,373,071
Others
Disaggregation of Revenue
Net revenues	709,276	1,108,654	2,946,876
Advertising revenue
Disaggregation of Revenue
Net revenues	6,605,671	8,760,291	22,822,094
In-app purchase revenues
Disaggregation of Revenue
Net revenues	14,064,545	19,510,797	6,470,995
Other revenues
Disaggregation of Revenue
Net revenues	$ 1,042,504	$ 2,047,728	$ 2,683,179
Online literature | Revenue | Product | Advertising revenue
Disaggregation of Revenue
Concentration risk (as a percent)	62.30%	63.20%	47.30%
Online literature | Revenue | Product | In-app purchase revenues
Disaggregation of Revenue
Concentration risk (as a percent)	95.00%	96.90%	75.80%
Mobile games | Revenue | Product | Advertising revenue
Disaggregation of Revenue
Concentration risk (as a percent)	35.70%	31.20%	48.60%
Mobile games | Revenue | Product | In-app purchase revenues
Disaggregation of Revenue
Concentration risk (as a percent)	5.00%	3.10%	24.20%